INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (2,975,411)	R$ (1,752,855)	R$ (337,917)
2020
DEFERRED TAXES AND TAXES RECOVERABLE
Total	1,614,967
2021
DEFERRED TAXES AND TAXES RECOVERABLE
Total	550,558
2022
DEFERRED TAXES AND TAXES RECOVERABLE
Total	531,585
2023
DEFERRED TAXES AND TAXES RECOVERABLE
Total	786,837
2024
DEFERRED TAXES AND TAXES RECOVERABLE
Total	654,638
2025 onwards
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (7,113,996)